CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                               CHICAGO, IL 60603


                                 March 27, 2018


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

          Re: Guggenheim Defined Portfolios, Series 1764 (the "Fund")
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Ladies and Gentlemen:

      Enclosed please find a copy of the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 of Units representing the ownership of interests in the subject Fund. This Registration Statement is filed on March 27, 2018, on behalf of Guggenheim Funds Distributors, LLC (the "Sponsor").

      Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the 1934 Act.

      No notification of registration or Registration Statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the 1940 Act (File No. 811-03763) are intended to apply not only to that series of the Fund, but to all "subsequent series" as well.

      The Fund is expected to be comprised of the following unit investment trust: Total Income Portfolio, Series 13 (the "Trust"). The Trust will invest in a portfolio of shares of equity securities, shares of business development companies, shares of master limited partnerships, shares of real estate investment companies and shares of exchange-traded funds ("ETFs"). As the ETFs in which the Trust will invest are structured as open-end management companies or unit investment trusts, the Trust is not eligible to go automatically effective in reliance on Rule 487 under the Securities Act of 1933. The Trust may not rely on Rule 487 because paragraph (b)(1) of Rule 487 requires that reliance upon the rule is conditioned upon the registrant not engaging in the business of investing in open-end funds. Absent paragraph (b)(1) of Rule 487, it would be our opinion that the Registration Statement would not contain disclosures which would render it ineligible to become effective pursuant to Rule 487.

      We are advised that the Sponsor proposes to deposit securities and to activate the subject Fund on May 25, 2018.

      In the event that you may have any questions with regard hereto or if there is any way which we can be of assistance, please do not hesitate to telephone Eric F. Fess collect at (312) 845-3781 or Morrison C. Warren at (312) 845-3484.

                                                               Very truly yours,

                                                      /s/ Chapman and Cutler LLP
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                                                          CHAPMAN AND CUTLER LLP